Principal activities and history of the Group (Details) ¥ in Thousands, $ in Thousands, kr in Millions	1 Months Ended					12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 SEK (kr)	Oct. 31, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Principal activities and history of the Group
Purchase consideration, cash payment						¥ 708,587
Non-controlling interest							¥ 1,585,708	$ 217,241	¥ 952,787
Zeekr Innovation
Principal activities and history of the Group
Equity interest held							100.00%	100.00%
Zeekr Technology
Principal activities and history of the Group
Equity interest held							100.00%	100.00%
Zhejiang Zeekr
Principal activities and history of the Group
Equity interest held							100.00%	100.00%
Zeekr Research and Development
Principal activities and history of the Group
Equity interest held							100.00%	100.00%
Ningbo Viridi
Principal activities and history of the Group
Equity interest held							51.00%	51.00%
Stake of minority interest in subsidiary company			49.00%
Non-controlling interest			¥ 743,088
Zeekr Hangzhou Bay
Principal activities and history of the Group
Purchase consideration, cash payment					¥ 485,300
Net book value					500,000
Gain (loss) recognized					¥ 14,671
Zeekr Shanghai
Principal activities and history of the Group
Purchase consideration, cash payment				¥ 980,400
Net book value				970,400
Gain (loss) recognized				¥ (10,032)
Ningbo Viridi
Principal activities and history of the Group
Purchase consideration, cash payment			¥ 860,700
ZTE
Principal activities and history of the Group
Purchase consideration, cash payment	¥ 741,300	kr 1,057.8
Net book value	728,100
Gain (loss) recognized	¥ (13,130)
Zeekr Shanghai | Zeekr Hangzhou Bay
Principal activities and history of the Group
Ownership interest acquired (as percentage)					100.00%
Zeekr Shanghai | Ningbo Viridi
Principal activities and history of the Group
Ownership interest acquired (as percentage)			51.00%
Zhejiang Zeekr | Zeekr Shanghai
Principal activities and history of the Group
Ownership interest acquired (as percentage)				100.00%
Zhejiang Zeekr | Zeekr Shanghai | Geely Auto
Principal activities and history of the Group
Stake of minority interest in subsidiary company				1.00%
Zhejiang Zeekr | Zeekr Shanghai | Geely Holding
Principal activities and history of the Group
Equity interest held				99.00%
Zhejiang Zeekr | ZTE
Principal activities and history of the Group
Ownership interest acquired (as percentage)	100.00%